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Scudder Variable Series I


Growth and Income Portfolio

Supplement to the currently effective prospectuses


The following information revises similar disclosure for the above portfolio in "The Portfolio Managers" section of the prospectuses:

The following people handle the day-to-day management of the portfolio:

  Theresa Gusman                         Sal Bruno                           Gregory Y. Sivin, CFA
  Managing Director of Deutsche Asset    Director of Deutsche Asset          Vice President of Deutsche Asset
  Management and Lead Portfolio          Management and Portfolio Manager    Management and Portfolio Manager
  Manager of the portfolio.              of the portfolio.                   of the portfolio.
    o Joined Deutsche Asset Management     o Joined Deutsche Asset             o Joined Deutsche Asset Management
      in 1995 and the portfolio in           Management in 1991 and              in 2000 and the portfolio in 2005.
      2005.                                  the portfolio in 2005.            o Head of the equity portfolio
    o Head of Americas Large Cap Core      o Portfolio Manager for Large Cap     analytics team for active equity:
      Team and Global Commodities            Core Equity: New York.              New York.
      Team: New York.                      o BS, Cornell University; MBA,      o Previously, six years of
    o Over 22 years of investment            New York University, Stern          experience as senior
      industry experience.                   School of Business.                 associate/quantitative analyst of
    o BA, State University of New York                                           small cap research for Prudential
      -- Stony Brook.                                                            Securities, group
                                                                                 coordinator/research analyst in
                                                                                 the investment banking division
                                                                                 for Goldman Sachs & Co. and
                                                                                 senior actuarial assistant in the
                                                                                 commercial property group for
                                                                                 Insurance Services Office.
                                                                               o BS, State University of New York
                                                                                 -- Stony Brook.


























               Please Retain This Supplement for Future Reference





September 19, 2005